RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Allocation of general corporate expenses		$ 823,000	$ 909,000	$ 2,654,000	$ 2,718,000	$ 3,610,000	$ 4,123,000
Line of credit facility	$ 8,000,000
Termination date	Dec. 31, 2026
Contributions from Parent						0	730,000
Related party receivables		0		0		17,000	0
Principal amount	$ 2,000,000
Interest expense, related party						368,000	160,000
Hyperscale advance payable [Member]
Related Party Transaction [Line Items]
Line of credit facility				$ 8,000,000
Termination date				Dec. 31, 2026
Hyperscale [Member]
Related Party Transaction [Line Items]
Allocation of general corporate expenses		$ 36,000	$ 103,000	$ 146,000	$ 298,000
Ault [Member]
Related Party Transaction [Line Items]
Allocation of general corporate expenses						401,000	642,000
Additional paid in capital						401,000	488,000
Related party notes and advances payable							153,000
Sales to Related Party						$ 28,000	$ 14,000